BASIS OF PREPARATION BASIS OF PREPARATION (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2018	Jan. 01, 2018
Disclosure of initial application of standards or interpretations [line items]
Impact of initial application of new IFRS on retained earnings		$ (791)
IFRS 15 [Member]
Disclosure of initial application of standards or interpretations [line items]
Impact of initial application of new IFRS on retained earnings		(700)
Impact of initial application of new IFRS on gross margin on net sales		(2,100)
Impact of initial application of new IFRS on revenue	$ (500)
Impact of initial application of new IFRS on gross profit	(200)
Impact of initial application of new IFRS on operating income	(200)
Impact of initial application of new IFRS on net earnings	$ (200)
IFRS 9 [Member]
Disclosure of initial application of standards or interpretations [line items]
Impact of initial application of new IFRS on retained earnings		$ (800)